Condensed Schedule of Investments		Dec. 31, 2017 USD ($) Contract		Dec. 31, 2016 USD ($) Contract
Schedule of Investments [Line Items]
Investments, cost		$ 6,806,949		$ 15,490,450
Investments at fair value		7,762,120		$ 17,075,116
% of Partners' Capital				107.88%
PGR Master Fund L.P. [Member]
Schedule of Investments [Line Items]
Investments, cost				$ 7,400,716
Investments at fair value				$ 8,039,156
% of Partners' Capital				50.79%
MB Master Fund L.P. [Member]
Schedule of Investments [Line Items]
Investments, cost				$ 8,089,734
Investments at fair value		$ 7,762,120		$ 9,035,960
% of Partners' Capital		75.80%		57.09%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts		$ 2,377,628		$ 2,203,401
Unrealized Depreciation on Open Contracts		(639,577)		(827,990)
Net unrealized appreciation (depreciation) on open contracts		$ 1,738,051		$ 1,375,411
% of Partners' Capital		3.74%		2.29%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | U.S. Government Securities [Member]
Schedule of Investments [Line Items]
Investments, cost		$ 0		$ 12,989,784
Investments at fair value				$ 12,994,751
% of Partners' Capital				21.66%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts		1,275,513		$ 1,069,028
Unrealized Depreciation on Open Contracts		(789,082)		(1,116,899)
Net unrealized appreciation (depreciation) on open contracts		$ 486,431		$ (47,871)
% of Partners' Capital		1.05%		(0.08%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Total Unrealized Depreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
% of Partners' Capital		1.70%		1.86%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Total Unrealized Appreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
% of Partners' Capital		2.75%		1.78%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Commodity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts		$ 1,273,423		$ 864,337
Unrealized Depreciation on Open Contracts		(187,625)		(385,917)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Commodity [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts		897,185		370,551
Unrealized Depreciation on Open Contracts		$ (385,217)		$ (534,709)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Commodity [Member] | Total Unrealized Depreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		69		203
% of Partners' Capital		0.83%		0.89%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Commodity [Member] | Total Unrealized Appreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		177		187
% of Partners' Capital		1.94%		0.62%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Equity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts		$ 489,126		$ 696,575
Unrealized Depreciation on Open Contracts		(107,968)		(263,755)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Currencies [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts		196,144		202,478
Unrealized Depreciation on Open Contracts		(3,001)		(55,806)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Currencies [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Notional Amount		40,275,705		40,436,437
Unrealized Appreciation on Open Contracts		378,328		698,477
Notional Amount		36,880,820		29,414,640
Unrealized Depreciation on Open Contracts		$ (403,865)		$ (582,190)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Currencies [Member] | Total Unrealized Depreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
% of Partners' Capital		0.87%		0.97%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Currencies [Member] | Total Unrealized Appreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
% of Partners' Capital		0.81%		1.16%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Interest Rates [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts		$ 418,935		$ 440,011
Unrealized Depreciation on Open Contracts		(340,983)		(122,512)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | US Treasury Bills 0.41 [Member] | U.S. Government Securities [Member]
Schedule of Investments [Line Items]
Investments, cost				12,989,784
Investments at fair value				$ 12,994,751
% of Partners' Capital				21.66%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Long [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts		$ 1,366,022		$ 868,051
% of Partners' Capital		2.94%		1.45%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Long [Member] | Commodity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		332		932
Net unrealized appreciation (depreciation) on open contracts		$ 1,018,011		$ 112,637
% of Partners' Capital		2.19%		0.19%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Long [Member] | Equity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		374		750
Net unrealized appreciation (depreciation) on open contracts		$ 379,994		$ 471,849
% of Partners' Capital		0.82%		0.79%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Long [Member] | Currencies [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		115		80
Net unrealized appreciation (depreciation) on open contracts		$ 126,683		$ 61,938
% of Partners' Capital		0.27%		0.10%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Long [Member] | Interest Rates [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		875		1,082
Net unrealized appreciation (depreciation) on open contracts		$ (158,666)		$ 221,627
% of Partners' Capital		(0.34%)		0.37%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Short [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts		$ 372,029		$ 507,360
% of Partners' Capital		0.80%		0.84%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Short [Member] | Commodity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		597		331
Net unrealized appreciation (depreciation) on open contracts		$ 67,787		$ 365,783
% of Partners' Capital		0.15%		0.61%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Short [Member] | Equity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		38		40
Net unrealized appreciation (depreciation) on open contracts		$ 1,164		$ (39,029)
% of Partners' Capital		0.00%	[1]	(0.07%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Short [Member] | Currencies [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		101		157
Net unrealized appreciation (depreciation) on open contracts		$ 66,460		$ 84,734
% of Partners' Capital		0.14%		0.14%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Short [Member] | Interest Rates [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		1,257		1,480
Net unrealized appreciation (depreciation) on open contracts		$ 236,618		$ 95,872
% of Partners' Capital		0.51%		0.16%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts				$ 1,051,049
Unrealized Depreciation on Open Contracts				(756,615)
Net unrealized appreciation (depreciation) on open contracts				$ 294,434
% of Partners' Capital				0.47%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts				$ 665,811
Unrealized Depreciation on Open Contracts				(730,361)
Net unrealized appreciation (depreciation) on open contracts				$ (64,550)
% of Partners' Capital				(0.10%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts		$ 812,258
Unrealized Depreciation on Open Contracts		(775,086)
Net unrealized appreciation (depreciation) on open contracts		$ 37,172
% of Partners' Capital	[2]	0.08%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Total Unrealized Depreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
% of Partners' Capital				1.16%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Total Unrealized Depreciation on Open Contracts [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
% of Partners' Capital	[2]	1.61%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Total Unrealized Appreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
% of Partners' Capital				1.06%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Total Unrealized Appreciation on Open Contracts [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
% of Partners' Capital	[2]	1.69%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts				$ 323,692
Unrealized Depreciation on Open Contracts				(226,494)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts				58,919
Unrealized Depreciation on Open Contracts				$ (293,032)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts		$ 160,614
Unrealized Depreciation on Open Contracts		$ (129,671)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member] | Total Unrealized Depreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract				68
% of Partners' Capital				0.47%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member] | Total Unrealized Depreciation on Open Contracts [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		25
% of Partners' Capital	[2]	0.27%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member] | Total Unrealized Appreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract				26
% of Partners' Capital				0.09%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member] | Total Unrealized Appreciation on Open Contracts [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		25
% of Partners' Capital	[2]	0.33%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Equity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts				$ 348,618
Unrealized Depreciation on Open Contracts				(140,355)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Currencies [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts				24,345
Unrealized Depreciation on Open Contracts				(144,708)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Currencies [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Notional Amount				42,090,719
Unrealized Appreciation on Open Contracts				606,892
Notional Amount				30,260,348
Unrealized Depreciation on Open Contracts				$ (437,329)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Currencies [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Notional Amount		$ 49,359,743
Unrealized Appreciation on Open Contracts		651,644
Notional Amount		47,615,664
Unrealized Depreciation on Open Contracts		$ (645,415)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Currencies [Member] | Total Unrealized Depreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
% of Partners' Capital				0.69%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Currencies [Member] | Total Unrealized Depreciation on Open Contracts [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
% of Partners' Capital	[2]	1.34%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Currencies [Member] | Total Unrealized Appreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
% of Partners' Capital				0.97%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Currencies [Member] | Total Unrealized Appreciation on Open Contracts [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
% of Partners' Capital	[2]	1.36%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Interest Rates [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts				$ 354,394
Unrealized Depreciation on Open Contracts				(245,058)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Long [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts				$ 223,813
% of Partners' Capital				0.36%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Long [Member] | Commodity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract				174
Net unrealized appreciation (depreciation) on open contracts				$ (15,541)
% of Partners' Capital				(0.02%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Long [Member] | Equity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract				472
Net unrealized appreciation (depreciation) on open contracts				$ 213,149
% of Partners' Capital				0.34%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Long [Member] | Currencies [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract				90
Net unrealized appreciation (depreciation) on open contracts				$ (77,975)
% of Partners' Capital				(0.12%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Long [Member] | Interest Rates [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract				1,230
Net unrealized appreciation (depreciation) on open contracts				$ 104,180
% of Partners' Capital				0.16%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Short [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts				$ 70,621
% of Partners' Capital				0.11%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Short [Member] | Commodity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract				239
Net unrealized appreciation (depreciation) on open contracts				$ 112,739
% of Partners' Capital				0.18%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Short [Member] | Equity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract				100
Net unrealized appreciation (depreciation) on open contracts				$ (4,886)
% of Partners' Capital				(0.01%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Short [Member] | Currencies [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract				116
Net unrealized appreciation (depreciation) on open contracts				$ (42,388)
% of Partners' Capital				(0.07%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Short [Member] | Interest Rates [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract				851
Net unrealized appreciation (depreciation) on open contracts				$ 5,156
% of Partners' Capital				0.01%

[1]	Due to rounding.
[2]	Calculated based on pre-liquidation partners' capital.